CONCENTRATION AND RISKS (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)
Risks and Uncertainties [Abstract]
Cash and cash equivalents	$ 30,233	¥ 212,145	$ 80,950	¥ 576,318	$ 73	¥ 536	$ 3,487	¥ 24,443
Cash and cash equivalents percentage	66.66%	66.66%	58.96%	58.96%	0.06%	0.06%	0.75%	0.75%
Cash FDIC	$ 250,000		$ 250,000